Herzfeld Caribbean Basin Fund, Inc.

Schedule of Investments as of September 30, 2023 (Unaudited)

Shares or Principal Amount	Description	Fair Value

Common Stocks – 99.64% of net assets

Aerospace and Defense – 4.55%

99,206	Aersale Corp.*	$1,482,138

Airlines – 3.63%

13,250	Copa Holdings, S.A.	1,180,840

Banking and finance – 18.11%

42,089	Banco Latinoamericano de Comercio Exterior, S.A.	892,287
16,956	Evertec, Inc.	630,424
160,604	First BanCorp. (Puerto Rico)	2,161,730
11,541	OFG Bancorp	344,614
29,702	Popular, Inc.	1,871,523

Communications – 1.45%

10,698	América Móvil, S.A.B. de C.V. Class B ADR	185,289
209,144	América Móvil, S.A.B. de C.V.	180,576
479,175	Fuego Enterprises, Inc.*[1]	20,652
207,034	Grupo Radio Centro S.A.B. de C.V.*	39,789
2	Sitios LatinoAmerica S.A.B. de C.V.	1
31,172	Spanish Broadcasting System, Inc.*	19,638
33,226	Operadora de Sites Mexicanos, S.A. de C.V.	27,429

Construction and related– 20.13%

155,645	Cemex, S.A.B. de C.V. ADR*	1,011,693
20	Ceramica Carabobo Class A ADR*[1]	--
4,000	Martin Marietta Materials, Inc.	1,641,920
23,568	MasTec, Inc.*	1,696,189
43,117	PGT Innovations, Inc.*	1,196,497
5,000	Vulcan Materials Company	1,010,100

Shares or Principal Amount	Description	Fair Value

Food, beverages and tobacco – 7.91%

393,164	Becle, S.A.B. de C.V.	938,758
18,900	Fomento Económico Mexicano, S.A.B. de C.V. Series UBD	205,991
13,110	Fomento Económico Mexicano, S.A.B. de C.V. ADR	1,430,956

Housing – 3.62%

10,500	Lennar Corporation	1,178,415

Investment companies - 0.08%

70,000	Waterloo Investment Holdings Ltd.*[1]	24,500

Leisure - 17.20%

6,745	Marriott Vacations Worldwide Corporation	678,749
116,578	Norwegian Cruise Line Holdings Ltd.*	1,921,205
98,605	Playa Hotels and Resorts N.V.*	713,900
24,863	Royal Caribbean Cruises Ltd.*	2,290,877

Machinery – 0.75%

170,625	Grupo Rotoplas S.A.B. de C.V	245,694

Mining – 0.06%

3,872	Grupo México, S.A.B. de C.V. Series B	18,295

Oil & Gas Services & Equipment – 1.09%

27,000	SBM Offshore N.V.	354,805

Retail - 2.69%

1,270	Grupo Elektra, S.A.B. de C.V. Series CPO	83,956
210,222	Wal-Mart de México, S.A.B. de C.V. Series V	793,322

Transportation infrastructure – 3.15%

4,175	Grupo Aeroportuario ADR	1,025,839

Trucking and marine freight – 1.58%

137	Seaboard Corporation	514,161

Shares or Principal Amount	Description	Fair Value

Utilities – 12.27%

23,200	Caribbean Utilities Ltd. Class A	273,041
6,092	Consolidated Water Company Ltd.	173,256
700	Cuban Electric Company*[1]	--
19,854	NextEra Energy, Inc	1,137,436
73,602	New Fortress Energy, Inc., Class A	2,412,674

Other – 1.37%

55,921	Margo Caribe, Inc.*	447,368
79	Siderurgica Venezolana Sivensa, S.A. Series B*[1]	--

Total common stocks (cost $21,480,626)	32,456,527

Bonds – 0.00% of net assets

$ 165,000	Republic of Cuba - 4.5%, 1977 - in default*[1]	--

Total bonds (cost $63,038)	--

Money Market Funds – 0.25%

82,482	Federated Hermes Government Obligations Fund, Institutional Class, 5.20%[2]	82,482

Total money market funds (cost $82,482)	82,482

Total investments (cost $21,626,146) – 99.89% of net assets	$ 32,539,009

Assets in excess of other liabilities – 0.11% of net asset	36,097

Net assets - 100%	$ 32,575,106

[1]	Securities have been fair valued in good faith using fair value methodology approved by the Board of Directors. Fair valued securities comprised 0.14% of net assets.

[2]	Rate disclosed is the seven day effective yield as of September 30, 2023.

*	Non-income producing

ADR – American Depositary Receipt